The Cushing NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

		Fair
Common Stock - 66.9%	Shares	Value
Communication Services - 1.0%
Infrastrutture Wireless Italiane SpA(1)(2)	162,944	$1,516,337

Diversified Renewable Generation - 1.1%
Renew Energy Global plc(2)(3)	228,222	1,547,345

Electric Vehicle Charging - 0.9%
Chargepoint Holdings, Inc.(3)	50,000	813,500
EVGO, Inc.(3)	50,000	474,500
		1,288,000
Electric Vehicle OEM - 0.5%
Niu Technologies(2)(3)	121,102	727,823

Energy Metering & Management - 3.2%
Fluence Energy, Inc.(3)	114,012	2,274,539
STEM, Inc.(3)	150,000	2,358,000
		4,632,539
Industrials- 2.4%
Plug Power, Inc.(3)	127,500	3,575,100

Integrated Utility - 0.3%
Enel Societa Per Azioni(1)(2)	100,000	465,000

IT Services - 2.1%
21Vianet Group, Inc.(1)(2)(3)	433,257	2,317,925
GDS Holdings Ltd.(1)(2)(3)	27,523	749,727
		3,067,652
Large Cap Diversified C Corps. - 10.6%
Kinder Morgan, Inc.(1)	250,000	4,580,000
Pembina Pipeline Corporation(1)(2)	108,907	3,846,595
TC Energy Corporation(1)(2)	100,000	4,820,000
Williams COS, Inc.	65,000	2,211,950
		15,458,545
LNG Midstream - 4.4%
Cheniere Energy Inc.	40,000	6,407,200

Natural Gas Gatherers & Processors - 3.5%
Targa Res Corporation	75,000	5,117,250

Natural Gas Transportation & Storage - 2.7%
Equitrans Midstream Corporation(1)	431,493	3,999,940

Renewable Generation - 1.5%
Sunnova Energy International, Inc.(3)	85,000	2,143,700

Solar - 10.6%
Atlantica Sustainable Infrastructure plc(1)(2)	195,000	6,516,900
SolarEdge Technologies, Inc.(1)(3)	17,000	4,691,490
Sunrun, Inc.(1)(3)	130,701	4,317,054
		15,525,444
Solar Developer - 0.6%
Azure Power Global Ltd.(1)(2)(3)	231,443	830,880

Solar Energy Equipment - 4.8%
Array Technologies, Inc.(1)(3)	117,833	2,462,710
Enphase Energy, Inc.(3)	15,907	4,556,401
		7,019,111
Solar Equipment - 1.2%
FTC Solar, Inc.(3)	100,000	414,000
Shoals Technologies Group, Inc. - Class A(3)	50,000	1,318,500
		1,732,500
Solar Generation - 2.2%
Solaria Energia(1)(2)(3)	150,353	3,200,254

Telecommunications - 1.4%
Vodafone Group plc(2)	150,000	2,013,000

Tollroads - 2.0%
Atlantia SpA(1)(2)	131,364	3,013,899

Towers - 2.6%
American Tower Corporation	14,680	3,729,454

Utilities - 5.6%
Clearway Energy, Inc.(1)	219,156	8,130,688

Wind Generation - 1.7%
Orsted A/S(2)(4)	25,398	2,494,586
Total Common Stocks (Cost $97,204,448)		$97,636,247

Master Limited Partnerships and Related Companies - 38.4%	Units
Crude Oil & Refined Products - 7.2%
Delek Logistics Partners, L.P.(1)	50,000	$3,100,500
Nustar Energy, L.P.(1)	460,000	7,341,600
		10,442,100
Large Cap Diversified C Corps - 3.9%
Plains GP Holdings, L.P.(1)	478,643	5,734,143

Large Cap MLP - 11.4%
Energy Transfer, L.P.(1)	658,058	7,705,865
Enterprise Products Partners, L.P.	60,000	1,579,200
MPLX, L.P.(1)	225,276	7,348,503
		16,633,568
Natural Gas Gatherers & Processors - 7.0%
Crestwood Equity Partners, L.P.(1)	249,000	6,638,340
Western Midstream Partners, L.P.(1)	125,001	3,513,778
		10,152,118
Natural Gas Transportation & Storage- 1.2%
Cheniere Energy Partners, L.P.	35,000	1,789,900

Upstream MLP - 2.4%
Kimbell Royalty Partners, L.P.	200,000	3,548,000

YieldCo - 5.3%
NextEra Energy Partners, L.P.	94,955	7,794,856
Total Master Limited Partnerships and Related Companies (Cost $39,951,102)		$56,094,685

Real Estate Investment Trusts - 5.7%	Shares
Data Centers - 3.8%
Keppel DC (2)	831,057	$1,153,709
Digital Realty Trust, Inc.(1)	35,000	4,327,050
		5,480,759
Towers - 1.9%
Crown Castle International Corporation	16,245	2,775,133
Total Real Estate Investment Trusts (Cost $9,256,651)		$8,255,892
.
Fixed Income - 8.7%	Principal Amount
Automobile Parts Manufacturing - 3.3%
Clarios Global, L.P., 8.500%, due 05/15/2027 (1)(2)(4)	5,000,000	$4,884,750

Exploration & Production - 0.1%
Sanchez Energy Corporation, 6.125%, due 01/15/2023(1)	5,000,000	100,000

Natural Gas Gatherers & Processors - 2.1%
DCP Midstream, L.P., 7.375%, due 06/15/2023(1)	3,139,000	3,131,152

Refiners - 3.2%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023(1)	4,750,000	4,619,375
Total Fixed Income (Cost $17,901,039)		$12,735,277

Short-Term Investments - Investment Companies - 15.6%	Shares
First American Government Obligations Fund - Class X, 2.00%(1)(5)	11,397,325	$11,397,325
First American Treasury Obligations Fund - Class X, 2.09%(1)(5)	11,397,324	11,397,324
Total Short-Term Investments - Investment Companies (Cost $22,794,649)		$22,794,649

Total Investments - 135.3% (Cost $187,107,889)		$197,516,750
Liabilities in Excess of Other Assets - (35.3)%		(51,564,125)
Net Assets Applicable to Common Stockholders - 100.0%		$145,952,625

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 9.28%, United Kingdom 6.90%, and Italy 3.42%
(3)	No distribution or dividend was made during the period ended August 31, 2022. As such, it is classified as a non-income producing security as of August 31, 2022.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors.  As of August 31, 2022, the value of these investments was $7,379,336 or 5.05% of total net assets.

(5)	Rate reported is the current yield as of August 31, 2022.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$97,636,247	$97,636,247	$-	$-
Master Limited Partnerships and Related Companies (a)	56,094,685	56,094,685	-	-
Real Estate Investment Trusts (a)	8,255,892	8,255,892	-	-
Total Equity Securities	161,986,824	161,986,824	-	-
Fixed Income Senior Notes(a)	12,735,277	-	12,735,277	-
Total Fixed Income	12,735,277	-	12,735,277	-
Other
Short Term Investments (a)	22,794,649	22,794,649	-	-
Total Other	22,794,649	22,794,649	-	-
Total Assets	$197,516,750	$184,781,473	$12,735,277	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2022.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2022.